Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 4,662,572	$ 4,508,400	$ 3,683,684
Cost of revenues	3,497,465	3,371,933	2,707,505
Gross profit	1,165,107	1,136,467	976,179
Operating expenses:
Research and development, net	359,745	331,757	287,352
Marketing and selling, net	290,703	301,400	281,014
General and administrative, net	223,935	214,749	160,348
Other operating income, net	(34,963)	(33,049)	(45,367)
Total operating expenses	839,420	814,857	683,347
Operating income	325,687	321,610	292,832
Financial expenses, net	(71,270)	(69,072)	(44,061)
Other income (expenses), net	7,408	(6,243)	(11,449)
Income before income taxes	261,825	246,295	237,322
Income taxes	(36,443)	(19,414)	(26,445)
Net income after taxes	225,382	226,881	210,877
Equity in net earnings (losses) of affiliated companies and partnerships	12,604	1,774	(2,222)
Net income	237,986	228,655	208,655
Less: net income attributable to non-controlling interests	(328)	(798)	(1,917)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 237,658	$ 227,857	$ 206,738
Earnings Per Share [Abstract]
Basic net earnings per share (in usd per share)	$ 5.38	$ 5.20	$ 4.83
Diluted net earnings per share (in usd per share)	$ 5.38	$ 5.20	$ 4.83
Weighted average number of shares used in computation of basic earnings per share (in shares)	44,198	43,787	42,789
Weighted average number of shares used in computation of diluted earnings per share (in shares)	44,215	43,848	42,789